Share Based Compensation - Schedule of Movements in the number of RSUs and Awarded Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	50,725,492	59,463,350	43,728,098
Granted	2,479,451	20,502,878	35,601,446
Vested	(8,312,976)	(23,885,214)	(14,787,382)
Forfeited	(1,225,042)	(5,355,522)	(5,078,812)
Transferred to 2024 Share Incentive Plan	(43,666,925)	0	0
Number of options outstanding ending balance	0	50,725,492	59,463,350
Expected to vest as at December 31	0	45,097,852	53,009,743
2024 Share Incentive Plan | Restricted share units [member]
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	0
Granted	10,389,949
Vested	(14,163,058)
Forfeited	(1,644,208)
Transferred from 2017 Restricted Share Scheme	43,666,925
Number of options outstanding ending balance	38,249,608	0
Expected to vest as at December 31	34,023,770